OTHER LONG TERM LIABILITIES (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2009 USD ($) agreement
OTHER LONG TERM LIABILITIES
Pensions and other post-retirement benefits	$ 2,004	$ 1,577
Share-based compensation plans	143	289
Partnership liability	436	446
Deferred revenue	35	40
Libya Exploration and Production Sharing Agreement (EPSA) signature bonus(1)	74	79
Other	148	68
Other long term liabilities	2,840	2,499
Distribution to partners	62	62
Distribution to partners, interest component	52	55
Distribution to partners, principal component	10	7
Petro Canada
OTHER LONG TERM LIABILITIES
Number of EPSA's agreement ratified | agreement			6
Signature bonus	78	81	$ 500
Signature bonus current	$ 4	$ 2